CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax relating to changes in revaluation surplus included in other comprehensive income for Joint Venture and Associates	$ 118,567	$ 90,371
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ 795,619	$ 53,824